Asset Impairment (Tables)	12 Months Ended
Dec. 31, 2015
Asset Impairment [Abstract]
Schedule Of Asset Impairment

Asset impairment consisted of the following for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Flight equipment held for operating leases (Note 6)	$16,322	$21,828	$25,616
Other assets	13	—	539
	$16,335	$21,828	$26,155